Disposals and other non-operating items - Summary of disposals and other non-operating item (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposals and other non-operating items
Revaluation of investments	£ 9	£ 16	£ 151
(Loss)/gain on disposal of businesses and assets held for sale	(18)	39	(21)
Net gain/(loss) on disposals and other non-operating items	£ (9)	£ 55	£ 130